FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2003
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              May 9, 2003
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     4229   262650 SH       SOLE                   262650
Affiliated Managers Grp        COM              008252108     1314    31600 SH       SOLE                    31600
Allen Telecom Inc.             COM              018091108     4350   446200 SH       SOLE                   446200
America Service Group          COM              02364L109     3602   277100 SH       SOLE                   277100
Atlantis Plastics Inc.         COM              049156102     2349   494525 SH       SOLE                   494525
Caraustar Industries Inc.      COM              140909102     3310   488900 SH       SOLE                   488900
Cascade Corp.                  COM              147195101     5321   369500 SH       SOLE                   369500
Columbia Sportswear            COM              198516106     4025   108275 SH       SOLE                   108275
Flowserve Corp.                COM              34354P105     3739   320950 SH       SOLE                   320950
Gainsco Inc.                   COM              363127101      253  1331600 SH       SOLE                  1331600
IDEX Corp.                     COM              45167R104     1692    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     3695   123125 SH       SOLE                   123125
Newfield Exploration           COM              651290108     4449   131275 SH       SOLE                   131275
Newport Corp.                  COM              651824104     3857   326600 SH       SOLE                   326600
OGE Energy Corp.               COM              670837103     3497   194625 SH       SOLE                   194625
Pier 1 Imports Inc.            COM              720279108     3959   249600 SH       SOLE                   249600
Polaris Industries Inc.        COM              731068102     3337    67125 SH       SOLE                    67125
Smithfield Foods Inc.          COM              832248108     1418    80000 SH       SOLE                    80000
Sport-Haley Inc.               COM              848925103     1357   339275 SH       SOLE                   339275
Tractor Supply Co.             COM              892356106     4486   135860 SH       SOLE                   135860
Trinity Industries Inc.        COM              896522109     3706   215200 SH       SOLE                   215200
URS Corporation                COM              903236107     4684   406250 SH       SOLE                   406250
WMS Industries Inc.            COM              929297109     2374   186200 SH       SOLE                   186200
Washington Federal Inc.        COM              938824109     4580   217669 SH       SOLE                   217669
Allen Telecom Pfd. D           PFD              018091207      223     3000 SH       SOLE                     3000